JANUS
100 FILLMORE STREET
DENVER, COLORADO 80206-4928
PH: 303-333-3863
http://www.janus.com



April 12, 2001



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:      JANUS INVESTMENT FUND
         Janus Fund                         Janus Olympus Fund
         Janus Balanced Fund                Janus Orion Fund
         Janus Enterprise Fund              Janus Overseas Fund
         Janus Equity Income Fund           Janus Special Situations Fund
         Janus Global Life Sciences Fund    Janus Strategic Value Fund
         Janus Global Technology Fund       Janus Twenty Fund
         Janus Growth and Income Fund       Janus Venture Fund
         Janus Mercury Fund                 Janus Worldwide Fund
         1933 Act File No. 2-34393          (collectively, the "Janus Equity
         1940 Act File No. 811-1879         Funds")

Dear Sir or Madam:

This serves as notification of the existence of a Spanish language version of the Janus Equity Funds' Annual Report dated October 31, 2000.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Janus Equity Funds' Spanish language Annual Report may be found in the Janus Equity Funds' N-30D filing made on December 21, 2000 (accession no. 0001012709-00-001163).

If you have any questions regarding this filing, please call me at (303)
316-5724.


Very truly yours,

/s/Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund


cc:      Kevin Rupert
         Kelley Howes
         Molly Roll
         Cindy Antonson